UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007
Item 1. Reports to Stockholders.

AZL Fusion
Balanced FundSM
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Fusion Balanced Fund	$1,000.00	$1,042.10	$1.27	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Fusion Balanced Fund	$1,000.00	$1,023.55	$1.25	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2007:

Percent of
Investments	net assets*

AZL AIM International Equity Fund	2.9%
AZL Davis NY Venture Fund	5.8
AZL Franklin Small Cap Value Fund	1.9
AZL Jennison 20/20 Focus Fund	5.8
AZL Legg Mason Value Fund	6.8
AZL LMP Large Cap Growth Fund	2.9
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL NACM International Fund	3.0
AZL Neuberger Berman Regency Fund	0.9
AZL OCC Opportunity	1.0
AZL Oppenheimer Developing Markerts Fund	2.9
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.9
AZL Schroder International Small Cap Fund	2.5
AZL Van Kampen Comstock Fund	4.9
AZL Van Kampen Global Real Estate Fund	1.9
AZL Van Kampen Mid Cap Growth Fund	2.4
Deutsche IGAP Investment Trust	2.5
PIMCO PVIT Commodity Real Return Fund	2.0
PIMCO PVIT Emerging Markets Bond Fund	4.9
PIMCO PVIT Global Bond Fund	8.8
PIMCO PVIT High Yield Fund	4.9
PIMCO PVIT Real Return Fund	6.9
PIMCO PVIT Total Return Fund	19.6
Premier VIT OpCap Mid Cap Fund	1.0
Short-Term Investments	0.2

100.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (97.6%):
479,451	AZL AIM International Equity Fund	$9,847,924
1,344,255	AZL Davis NY Venture Fund	19,558,911
326,655	AZL Franklin Small Cap Value Fund	6,490,639
1,302,146	AZL Jennison 20/20 Focus Fund*	19,558,237
1,653,283	AZL Legg Mason Value Fund*	22,683,036
800,278	AZL LMP Large Cap Growth Fund*	9,739,388
974,543	AZL NACM International Fund*	9,872,124
292,098	AZL Neuberger Berman Regency Fund	3,245,208
181,942	AZL OCC Opportunity*	3,249,486
798,638	AZL Oppenheimer Developing Markets Fund	9,807,275
896,609	AZL PIMCO Fundamental IndexPLUS Total Return Fund	9,790,975
823,643	AZL Schroder International Small Cap Fund*	8,211,723
239,699	AZL Turner Quantitative Small Cap Growth Fund*	3,247,924
1,278,449	AZL Van Kampen Comstock Fund	16,274,650
534,936	AZL Van Kampen Global Real Estate Fund	6,499,473
539,342	AZL Van Kampen Mid Cap Growth Fund*	8,160,243
Affiliated Investment Companies, continued
576,969	PIMCO PVIT Commodity Real Return Fund	6,588,982
1,188,429	PIMCO PVIT Emerging Markets Bond Fund	16,376,554
2,513,322	PIMCO PVIT Global Bond Fund	29,506,405
1,991,096	PIMCO PVIT High Yield Fund	16,386,723
1,956,656	PIMCO PVIT Real Return Fund	22,990,704
6,614,911	PIMCO PVIT Total Return Fund	65,619,913
197,395	Premier VIT OpCap Mid Cap Fund	3,247,141

Total Affiliated Investment Companies (Cost $306,647,460)		326,953,638

Investment Companies (2.5%):
543,222	Deutsche IGAP Investment Trust*	8,354,748

Total Investment Companies (Cost $8,354,748)		8,354,748
Deposit Account (0.2%):
807,492	TNT Offshore Deposit Account	807,492

Total Deposit Account (Cost $807,492)		807,492

Total Investment Securities (Cost $315,809,700)(a)—100.3%		336,115,878
Net Other Assets (Liabilities)—(0.3)%		(921,444)

Net Assets—100.0%		$335,194,434

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $318,530,622. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,919,523
Unrealized depreciation	(3,334,267)

Net unrealized appreciation	$17,585,256

See accompanying notes to financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Fusion
Balanced
Fund

Assets
Investments in affiliates, at cost	$306,647,460
Investments in non-affiliates, at cost	9,162,240

Total Investments, at cost	$315,809,700

Investments in affiliates, at value	$326,953,638
Investments in non-affiliates, at value	9,162,240

Total Investments, at value	$336,115,878
Interest and dividends receivable	626,317
Receivable for capital shares issued	508,992
Receivable for affiliated investments sold	8,630,000
Prepaid expenses	2,218

Total Assets	345,883,405

Liabilities
Payable for affiliated investments purchased	10,605,622
Payable for capital shares redeemed	436
Manager fees payable	54,390
Administration fees payable	4,987
Administrative and compliance services fees payable	2,927
Other accrued liabilities	20,609

Total Liabilities	10,688,971

Net Assets	$335,194,434

Net Assets Consist of:
Capital	$300,664,593
Accumulated net investment income/(loss)	7,565,283
Accumulated net realized gains/(losses) on investments	6,658,380
Net unrealized appreciation/(depreciation) on investments	20,306,178

Net Assets	$335,194,434

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,619,850
Net Asset Value (offering and redemption price per share)	$12.14

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Fusion
Balanced
Fund

Investment Income:
Dividends from affiliates	$3,496,568
Dividends from non-affiliates	4,271

Total Investment Income	3,500,839

Expenses:
Manager fees	300,374
Administration fees	37,750
Audit fees	2,277
Administrative and compliance services fees	5,659
Custodian fees	2,345
Legal fees	9,852
Shareholder reports	4,843
Trustees’ fees	8,198
Recoupment of prior expenses reimbursed by the Manager	1,099
Other expenses	1,850

Total Expenses	374,247

Net Investment Income/(Loss)	3,126,592

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on investments in affiliates	4,855,024
Change in unrealized appreciation/(depreciation) on investments	4,206,693

Net Realized and Unrealized Gains/(Losses) on Investments	9,061,717

Change in Net Assets Resulting from Operations	$12,188,309

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Balanced Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,126,592	$4,438,691
Net realized gains/(losses) on investments in affiliates and net realized gain distributions from underlying funds	4,855,024	1,934,457
Change in unrealized appreciation/(depreciation) on investments	4,206,693	14,248,388

Change in net assets resulting from operations	12,188,309	20,621,536

Dividends to Shareholders:
From net investment income	—	(678,425)
From net realized gains on investments	—	(1,434,888)

Net change in net assets resulting from dividends to shareholders	—	(2,113,313)

Capital Transactions:
Proceeds from shares issued	61,756,277	201,480,437
Proceeds from dividends reinvested	—	2,113,313
Value of shares redeemed	(13,694,753)	(64,157,411)

Change in net assets resulting from capital transactions	48,061,524	139,436,339

Change in net assets	60,249,833	157,944,562
Net Assets:
Beginning of period	274,944,601	117,000,039

End of period	$335,194,434	$274,944,601

Accumulated net investment income/(loss)	$7,565,283	$4,438,691

Share Transactions:
Shares issued	5,172,188	18,346,557
Dividends reinvested	—	192,119
Shares redeemed	(1,158,027)	(5,838,603)

Change in shares	4,014,161	12,700,073

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.65	$10.73	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.41	0.85	0.67

Total from Investment Activities	0.49	1.01	0.73

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	—
Net Realized Gains	—	(0.06)	—

Total Dividends	—	(0.09)	—

Net Asset Value, End of Period	$12.14	$11.65	$10.73

Total Return**(b)	4.21%	9.49%	7.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$335,194	$274,945	$117,000
Net Investment Income/(Loss)(c)	2.08%	2.18%	1.75%
Expenses Before Reductions***(c)	0.25%	0.30%	0.50%
Expenses Net of Reductions(c)	0.25%	0.30%	0.30%
Portfolio Turnover Rate(b)	22.74%	44.38%	3.96%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2008. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and an annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives a Trust-wide annual fee of $2,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $4,732 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$119,567,917	$68,868,784

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Fusion Balanced Fund	$1,307,222	$806,091	$2,113,313

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

As of December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Balanced Fund	$6,819,698	$1,647,635	$8,647,333	$13,874,199	$22,341,532

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Effective August 28, 2007, the Allianz VIP FoF will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZL Fusion
Growth FundSM
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Fusion Growth Fund	$1,000.00	$1,062.40	$1.23	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Fusion Growth Fund	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2007:

Percent of
Investments	net assets*

AZL AIM International Equity Fund	2.9%
AZL Davis NY Venture Fund	7.8
AZL Franklin Small Cap Value Fund	3.9
AZL Jennison 20/20 Focus Fund	8.9
AZL Legg Mason Value Fund	10.7
AZL LMP Large Cap Growth Fund	5.8
AZL Turner Quantitative Small Cap Growth Fund	1.6
AZL NACM International Fund	3.0
AZL Neuberger Berman Regency Fund	2.9
AZL OCC Opportunity	1.5
AZL Oppenheimer Developing Markerts Fund	2.9
AZL Oppenheimer International Growth Fund	2.0
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.9
AZL Schroder International Small Cap Fund	3.9
AZL Van Kampen Comstock Fund	9.7
AZL Van Kampen Global Real Estate Fund	3.9
AZL Van Kampen Mid Cap Growth Fund	3.9
Deutsche IGAP Investment Trust	2.5
PIMCO PVIT Commodity Real Return Fund	3.9
PIMCO PVIT Emerging Markets Bond Fund	2.9
PIMCO PVIT Global Bond Fund	2.9
PIMCO PVIT Real Return Fund	2.0
PIMCO PVIT Total Return Fund	5.9
Premier VIT OpCap Mid Cap Fund	1.9

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (97.7%):
1,531,952	AZL AIM International Equity Fund	$31,466,285
5,726,864	AZL Davis NY Venture Fund	83,325,877
2,087,561	AZL Franklin Small Cap Value Fund	41,479,844
6,240,989	AZL Jennison 20/20 Focus Fund*	93,739,657
8,301,042	AZL Legg Mason Value Fund*	113,890,295
5,114,146	AZL LMP Large Cap Growth Fund*	62,239,155
3,113,588	AZL NACM International Fund*	31,540,643
2,800,261	AZL Neuberger Berman Regency Fund	31,110,896
872,058	AZL OCC Opportunity*	15,574,957
2,551,842	AZL Oppenheimer Developing Markets Fund	31,336,625
1,001,438	AZL Oppenheimer International Growth Fund*	20,950,080
2,864,751	AZL PIMCO Fundamental IndexPLUS Total Return Fund	31,283,082
4,210,467	AZL Schroder International Small Cap Fund*	41,978,359
1,148,659	AZL Turner Quantitative Small Cap Fund*	15,564,330
8,169,623	AZL Van Kampen Comstock Fund	103,999,304
Affiliated Investment Companies, continued
3,418,524	AZL Van Kampen Global Real Estate Fund	41,535,066
2,757,363	AZL Van Kampen Mid Cap Growth Fund*	41,718,902
3,687,118	PIMCO PVIT Commodity Real Return Fund	42,106,883
2,278,439	PIMCO PVIT Emerging Markets Bond Fund	31,396,884
2,676,853	PIMCO PVIT Global Bond Fund	31,426,249
1,786,137	PIMCO PVIT Real Return Fund	20,987,108
6,340,853	PIMCO PVIT Total Return Fund	62,901,261
1,261,502	Premier VIT OpCap Mid Cap Fund	20,751,711

Total Affiliated Investment Companies (Cost $939,420,643)		1,042,303,453

Investment Companies (2.5%):
1,735,046	Deutsche IGAP Investment Trust*	26,685,000

Total Investment Companies (Cost $26,685,000)		26,685,000
Total Investment Securities (Cost $966,105,643)(a)—100.2%		1,068,988,453
Net Other Assets (Liabilities)—(0.2)%		(1,606,676)

Net Assets—100.0%		$1,067,381,777

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $972,150,815. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$101,606,422
Unrealized depreciation	(4,768,784)

Net unrealized appreciation	$96,837,638

See accompanying notes to financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Fusion
Growth
Fund

Assets
Investment Securities in affiliates, at cost	$939,420,643
Investment Securities in non-affiliates, at cost	26,685,000

Total Investment Securities, at cost	$966,105,643

Investment Securities in affiliates, at value	$1,042,303,453
Investment Securities in non-affiliates, at value	26,685,000

Total Investment Securities, at value	$1,068,988,453
Interest and dividends receivable	586,116
Receivable for capital shares issued	988,386
Receivable for investments sold	29,374,496
Prepaid expenses	6,618

Total Assets	1,099,944,069

Liabilities
Cash overdraft	2,440,656
Payable for affiliated investments purchased	29,848,041
Manager fees payable	175,553
Administration fees payable	6,816
Administrative and compliance services fees payable	9,447
Other accrued liabilities	81,779

Total Liabilities	32,562,292

Net Assets	$1,067,381,777

Net Assets Consist of:
Capital	$919,683,051
Undistributed net investment income/(loss)	7,515,586
Undistributed net realized gains/(losses) on investments	37,300,330
Net unrealized appreciation/(depreciation) on investments	102,882,810

Net Assets	$1,067,381,777

Shares of beneficial interest (unlimited number of shares authorized, no par value)	80,359,737
Net Asset Value (offering and redemption price per share)	$13.28

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Fusion
Growth
Fund

Investment Income:
Dividends from affiliates	$3,721,517

Total Investment Income	3,721,517

Expenses:
Manager fees	983,553
Administration fees	40,992
Audit fees	6,756
Administrative and compliance services fees	18,228
Custodian fees	2,499
Legal fees	33,689
Shareholder reports	12,361
Trustees’ fees	28,339
Other expenses	39,814

Total Expenses	1,166,231

Net Investment Income/(Loss)	2,555,286

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on investments in affiliates	25,641,542
Change in unrealized appreciation/(depreciation) on investments	31,449,044

Net Realized and Unrealized Gains/(Losses) on Investments	57,090,586

Change in Net Assets Resulting from Operations	$59,645,872

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,555,286	$4,960,300
Net realized gains/(losses) on investments in affiliates and net realized gain distributions from underlying funds	25,641,542	11,670,440
Change in unrealized appreciation/(depreciation) on investments	31,449,044	60,712,172

Change in net assets resulting from operations	59,645,872	77,342,912

Dividends to Shareholders:
From net investment income	—	(431,882)
From net realized gains on investments	—	(3,860,508)

Net change in net assets resulting from dividends to shareholders	—	(4,292,390)

Capital Transactions:
Proceeds from shares issued	134,102,840	554,407,807
Proceeds from dividends reinvested	—	4,292,390
Value of shares redeemed	(26,806,313)	(73,482,692)

Change in net assets resulting from capital transactions	107,296,527	485,217,505

Change in net assets	166,942,399	558,268,027
Net Assets:
Beginning of period	900,439,378	342,171,351

End of period	$1,067,381,777	$900,439,378

Accumulated net investment income/(loss)	$7,515,586	$4,960,300

Share Transactions:
Shares issued	10,381,805	47,738,943
Dividends reinvested	—	372,602
Shares redeemed	(2,086,149)	(6,581,383)

Change in shares	8,295,656	41,530,162

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.49	$11.21	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.06	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.77	1.29	1.20

Total from Investment Activities	0.79	1.35	1.21

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	—
Net Realized Gains	—	(0.06)	—

Total Dividends	—	(0.07)	—

Net Asset Value, End of Period	$13.28	$12.49	$11.21

Total Return**(b)	6.24%	12.20%	12.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$1,067,382	$900,439	$342,171
Net Investment Income/(Loss)(c)	0.52%	0.81%	0.42%
Expenses Before Reductions***(c)	0.24%	0.26%	0.38%
Expenses Net of Reductions(c)	0.24%	0.26%	0.30%
Portfolio Turnover Rate(b)	19.58%	28.37%	0.58%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisors, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2008. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and an annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives a Trust-wide annual fee of $2,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $15,526 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the year ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$306,068,578	$194,231,271

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Fusion Growth Fund	$1,438,825	$2,853,565	$4,292,390

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Growth Fund	$14,926,822	$7,131,379	$22,058,201	$65,994,653	$88,052,854

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Effective August 28, 2007, the Allianz VIP FoF will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZL Fusion
Moderate FundSM
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Fusion Moderate Fund	$1,000.00	$1,052.60	$1.22	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Fusion Moderate Fund	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2007:

Percent of
Investments	net assets*

AZL AIM International Equity Fund	2.9%
AZL Davis NY Venture Fund	6.8
AZL Franklin Small Cap Value Fund	2.9
AZL Jennison 20/20 Focus Fund	7.3
AZL Legg Mason Value Fund	8.7
AZL LMP Large Cap Growth Fund	4.9
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL NACM International Fund	3.4
AZL Neuberger Berman Regency Fund	2.0
AZL OCC Opportunity	1.1
AZL Oppenheimer Developing Markerts Fund	2.9
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.9
AZL Schroder International Small Cap Fund	2.9
AZL Van Kampen Comstock Fund	6.8
AZL Van Kampen Global Real Estate Fund	2.9
AZL Van Kampen Mid Cap Growth Fund	2.9
Deutsche IGAP Investment Trust	2.5
PIMCO PVIT Commodity Real Return Fund	2.9
PIMCO PVIT Emerging Markets Bond Fund	2.9
PIMCO PVIT Global Bond Fund	5.9
PIMCO PVIT High Yield Fund	2.9
PIMCO PVIT Real Return Fund	4.9
PIMCO PVIT Total Return Fund	13.7
Premier VIT OpCap Mid Cap Fund	2.0

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (97.5%):
1,131,522	AZL AIM International Equity Fund	$23,241,460
3,701,149	AZL Davis NY Venture Fund	53,851,723
1,156,411	AZL Franklin Small Cap Value Fund	22,977,877
3,841,344	AZL Jennison 20/20 Focus Fund*	57,696,989
5,016,328	AZL Legg Mason Value Fund*	68,824,020
3,147,680	AZL LMP Large Cap Growth Fund*	38,307,260
2,683,130	AZL NACM International Fund*	27,180,105
1,378,793	AZL Neuberger Berman Regency Fund	15,318,390
429,383	AZL OCC Opportunity*	7,668,778
1,884,837	AZL Oppenheimer Developing Markets Fund	23,145,799
2,115,904	AZL PIMCO Fundamental IndexPLUS Total Return Fund	23,105,666
2,332,385	AZL Schroder International Small Cap Fund*	23,253,876
565,583	AZL Turner Quantitative Small Cap Growth Fund*	7,663,645
4,223,833	AZL Van Kampen Comstock Fund	53,769,398
1,893,682	AZL Van Kampen Global Real Estate Fund	23,008,235
Affiliated Investment Companies, continued
1,527,448	AZL Van Kampen Mid Cap Growth Fund*	23,110,281
2,042,590	PIMCO PVIT Commodity Real Return Fund	23,326,376
1,682,841	PIMCO PVIT Emerging Markets Bond Fund	23,189,549
3,954,221	PIMCO PVIT Global Bond Fund	46,422,558
2,819,321	PIMCO PVIT High Yield Fund	23,203,011
3,298,301	PIMCO PVIT Real Return Fund	38,755,042
10,927,751	PIMCO PVIT Total Return Fund	108,403,290
931,736	Premier VIT OpCap Mid Cap Fund	15,327,052

Total Affiliated Investment Companies (Cost $713,058,915)		770,750,380

Investment Companies (2.5%):
1,281,795	Deutsche IGAP Investment Trust*	19,714,000

Total Investment Companies (Cost $19,714,000)		19,714,000
Total Investment Securities (Cost $733,772,915)(a)—100.0%		790,464,380
Net Other Assets (Liabilities)—(0.0)%		(329,417)

Net Assets—100.0%		$790,134,963

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $737,229,029. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$60,683,303
Unrealized depreciation	(7,447,952)

Net unrealized appreciation	$53,235,351

See accompanying notes to financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Fusion
Moderate
Fund

Assets
Investment Securities in affiliates, at cost	$713,058,915

Investment Securities in non-affiliates, at cost	19,714,000

Total Investment Securities, at cost	$733,772,915

Investment Securities in affiliates, at value	$770,750,380
Investment Securities in non-affiliates, at value	19,714,000

Total Investment Securities, at value	$790,464,380
Interest and dividends receivable	990,258
Receivable for capital shares issued	504,633
Receivable for investments sold	21,237,109
Prepaid expenses	5,019

Total Assets	813,201,399

Liabilities
Cash overdraft	1,056,687
Payable for affiliated investments purchased	21,818,830
Payable for capital shares redeemed	1,137
Manager fees payable	128,978
Administration fees payable	6,113
Administrative and compliance services fees payable	6,941
Other accrued liabilities	47,750

Total Liabilities	23,066,436

Net Assets	$790,134,963

Net Assets Consist of:
Capital	$693,746,335
Accumulated net investment income/(loss)	11,917,700
Accumulated net realized gains/(losses) on investments	27,779,463
Net unrealized appreciation/(depreciation) on investments	56,691,465

Net Assets	$790,134,963

Shares of beneficial interest (unlimited number of shares authorized, no par value)	62,680,976
Net Asset Value (offering and redemption price per share)	$12.61

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Fusion
Moderate
Fund

Investment Income:
Dividends from affiliates	$5,579,315

Total Investment Income	5,579,315

Expenses:
Manager fees	715,421
Administration fees	36,628
Audit fees	4,850
Administrative and compliance services fees	13,389
Custodian fees	2,296
Legal fees	22,707
Shareholder reports	9,046
Trustees’ fees	18,982
Other expenses	23,532

Total expenses before reductions	846,851

Total Expenses	846,851

Net Investment Income/(Loss)	4,732,464

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on investments in affiliates	19,362,292
Change in unrealized appreciation/(depreciation) on investments	12,031,570

Net Realized and Unrealized Gains/(Losses) on Investments	31,393,862

Change in Net Assets Resulting from Operations	$36,126,326

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Moderate Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,732,464	$7,185,237
Net realized gains/(losses) on investments in affiliates and net realized gain distributions from underlying funds	19,362,292	8,417,171
Change in unrealized appreciation/(depreciation) on investments	12,031,570	37,395,118

Change in net assets resulting from operations	36,126,326	52,997,526

Dividends to Shareholders:
From net investment income	—	(1,036,133)
From net realized gains on investments	—	(3,395,889)

Net change in net assets resulting from dividends to shareholders	—	(4,432,022)

Capital Transactions:
Proceeds from shares issued	112,143,957	335,482,710
Proceeds from dividends reinvested	—	4,432,022
Value of shares redeemed	(6,846,647)	(43,084,970)

Change in net assets resulting from capital transactions	105,297,310	296,829,762

Change in net assets	141,423,636	345,395,266
Net Assets:
Beginning of period	648,711,327	303,316,061

End of period	$790,134,963	$648,711,327

Accumulated net investment income/(loss)	$11,917,700	$7,185,236

Share Transactions:
Shares issued	9,101,404	29,946,132
Dividends reinvested	—	396,070
Shares redeemed	(560,107)	(3,997,351)

Change in shares	8,541,297	26,344,851

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.98	$10.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	0.12	0.08 #
Net Realized and Unrealized Gains/(Losses) on Investments	0.57	1.04	0.83

Total from Investment Activities	0.63	1.16	0.91

Dividends to Shareholders From:
Net Investment Income	—	(0.02)	—
Net Realized Gains	—	(0.07)	—

Total Dividends	—	(0.09)	—

Net Asset Value, End of Period	$12.61	$11.98	$10.91

Total Return**(b)	5.26%	10.71%	9.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$790,135	$648,711	$303,316
Net Investment Income/(Loss)(c)	1.32%	1.50%	1.09%
Expenses Before Reductions***(c)	0.24%	0.27%	0.42%
Expenses Net of Reductions(c)	0.24%	0.27%	0.30%
Portfolio Turnover Rate(b)	18.63%	23.53%	0.00%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

#	Average shares method used in calculation.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisors, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and an annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives a Trust-wide annual fee of $2,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $11,259 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$243,719,816	$134,310,317

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 4”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Fusion Moderate Fund	$2,241,396	$2,190,626	$4,432,022

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation	Earnings
AZL Fusion Moderate Fund	$14,488,821	$4,237,983	$18,726,804	$41,535,498	$60,262,302

The Tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Effective August 28, 2007, the Allianz VIP FoF will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

Item 2. Code of Ethics.
Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets Treasurer

Date	September 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti President

Date	September 5, 2007

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets Treasurer

Date	September 5, 2007

* Print the name and title of each signing officer under his or her signature.